Intangible Assets and Impairment Testing - Discount rate (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Discount rate	10.50%
Intangible assets	kr 461,367	kr 16,066
NOX platform
Disclosure of detailed information about intangible assets [line items]
Discount rate	18.80%
Vaccine platform
Disclosure of detailed information about intangible assets [line items]
Discount rate	17.00%
Budenofalk 3 mg oral capsule
Disclosure of detailed information about intangible assets [line items]
Discount rate	12.40%	11.60%
Goodwill
Disclosure of detailed information about intangible assets [line items]
Impairment of goodwill	kr 0
Intangible assets	kr 47,252